Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property and equipment, net
5	Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Office furniture and equipment	2,647	4,920	716
Computer equipment and servers	63,326	111,274	16,184
Leasehold improvements	789	7,256	1,055
Less: Accumulated depreciation	(13,739)	(30,576)	(4,447)
Total property and equipment, net	53,023	92,874	13,508

No impairment charges were recognized on fixed assets for the year ended December 31, 2016, 2017 and 2018, respectively.

Depreciation expense recognized for the years ended December 31, 2016, 2017 and 2018 were RMB3,433, RMB8,805 and RMB18,084 (US$2,630), respectively.